ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - JPY (¥) ¥ in Thousands	Jun. 30, 2025	Jun. 30, 2024
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Income taxes payable	¥ 439,303	¥ 169,035
Consumption tax payable	110,731
Other deposits received	64,032	56,368
Accrued payroll expense	59,472	55,942
Warranty reserves	28,783	32,746
Short-term finance lease liabilities	¥ 28,464	¥ 23,172
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accrued Liabilities and Other Liabilities	Accrued Liabilities and Other Liabilities
Accrued vacation	¥ 7,142	¥ 6,320
Other current liabilities	26,993	13,273
Accrued expenses and other current liabilities	¥ 764,920	¥ 356,856